SCHEDULE OF LOANS AND NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Loans and note payable, net	$ 543,017	$ 1,097,742
Line of Credit [Member]
Debt Instrument [Line Items]
Loans and note payable, net	86,271	134,210
Merchant Loan [Member]
Debt Instrument [Line Items]
Loans and note payable, net	93,225	319,742
Revenue Purchase Agreement [Member]
Debt Instrument [Line Items]
Loans and note payable, net	88,191	164,636
Bridge Loan [Member]
Debt Instrument [Line Items]
Loans and note payable, net	96,461	184,154
Insurance Financing [Member]
Debt Instrument [Line Items]
Loans and note payable, net	141,001	225,000
TruMed Acquisition Note Payable [Member]
Debt Instrument [Line Items]
Loans and note payable, net	$ 37,868	$ 70,000